Tax - Summary of Tax on Profit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax [line items]
Corporate income tax rate	19.00%	19.25%	20.00%
Effect of ruling			$ 83
Total income tax charge for the year	$ 133	$ 115	173
Before exceptional items [member] | United States [member]
Income tax [line items]
Total income tax charge for the year	$ 94	$ 157	$ 160